Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2012	Jan. 30, 2014	Mar. 29, 2014	Oct. 04, 2012	Dec. 31, 2012
Pro forma results of material acquisitions
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ 134.7
Other acquisitions
Cost and expenses incurred in connection with acquisition		8.2	57.3
Water Quality Systems [Member]
Other acquisitions
Goodwill			80.9					80.9
Expected tax deductible goodwill			67.1					67.1
Purchase Price			121.2					121.2
Tyco Flow Control International, Ltd
Material acquisitions
Percentage of ownership				100.00%
Shares issued for stock acquisition				110.9
Pro forma results of material acquisitions
Acquired Inventory			156.2
Pentair Residential Filtration [Member]
Pro forma results of material acquisitions
Percentage Of Ownership Interest Acquired					19.90%
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests						134.3
Other acquisitions
Percentage of ownership interests before acquisition					80.10%
Pentair Middle East Holding S.a.r.l.
Pro forma results of material acquisitions
Percentage Of Ownership Interest Acquired							25.00%
Other acquisitions
Cash paid								100.0
Percentage of ownership interests before acquisition							75.00%
Change In Control Of Company [Member] | Tyco Flow Control International, Ltd
Pro forma results of material acquisitions
Acquisition related costs			21.8
Transaction Costs [Member] | Tyco Flow Control International, Ltd
Pro forma results of material acquisitions
Acquisition related costs			$ 57.3